                                                              File No. 33-19944

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                       [ ]

   Post-Effective Amendment No. 11                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 23                                  [X]

                         HARTFORD LIFE INSURANCE COMPANY
                               DC VARIABLE ACCOUNT-I
                            (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733

                 (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY, ESQ.
                          HARTFORD LIFE INSURANCE COMPANIES

                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485

     _____  on May 1, 1997 pursuant to paragraph (b) of Rule 485

     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485


     __X__  on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                            CROSS REFERENCE SHEET
                            PURSUANT TO RULE 495(a)

N-4 Item No.                               Prospectus Heading
------------                               ------------------


         PART A  - 12 YEAR CONTINGENT DEFERRED SALES CHARGE

1.  Cover Page                             Cover Page

2.  Definitions                            Glossary of Special Terms

3.  Synopsis or Highlights                 Summary

4.  Condensed Financial Information        Accumulation Unit Values

5.  General Description of Registrant,    The Contracts and the Separate Accounts;
    Depositor, and Portfolio Companies    Hartford Life Insurance Company and the
                                          Funds; Miscellaneous

6.  Deductions                            Charges Under the Contract

7.  General Description of Variable        Operation of the Contract; Payment of
    Annuity Contracts                      Benefits; The Contracts and the Separate Accounts

8.  Annuity Period                         Payment of Benefits

9.  Death Benefit                          Payment of Benefits; Operation of the Contract

10. Purchases and Contract Value           Operation of the Contract

11. Redemptions                            Payment of Benefits

12. Taxes                                  Federal Tax Considerations

13. Legal Proceedings                      Miscellaneous - Are there any material legal
                                           proceedings affecting the Separate Accounts?

14. Table of Contents of the Statement     Table of Contents of the Statement
    of Additional Information              of Additional Information


                                    PART B

15. Cover Page                             Part B; Statement of Additional Information

16. Table of Contents                      Table of Contents

17. General Information and History        Introduction

18. Services                               None

19. Purchase of Securities                 Distribution of Contracts being Offered

20. Underwriters                           Distribution of Contracts

21. Calculation of Performance Data        Calculation of Yield and Return

22. Annuity Payments                       Annuity Benefits

23. Financial Statements                   Financial Statements





                     PART A   -  7 YEAR CONTINGENT DEFERRED SALES CHARGE


1.  Cover Page                             Cover Page

2.  Definitions                            Glossary of Special Terms

3.  Synopsis or Highlights                 Summary

4.  Condensed Financial Information        Accumulation Unit Values

5.  General Description of Registrant,     The Contracts and the Separate Accounts;
    Depositor, and Portfolio Companies     Hartford Life Insurance Company and the
                                           Funds; Miscellaneous

6.  Deductions                             Charges Under the Contract

7.  General Description of Variable        Operation of the Contract; Payment of
    Annuity Contracts                      Benefits; The Contracts and the Separate Accounts

8.  Annuity Period                         Payment of Benefits

9.  Death Benefit                          Payment of Benefits; Operation of the Contract

10. Purchases and Contract Value           Operation of the Contract

11. Redemptions                            Payment of Benefits

12. Taxes                                  Federal Tax Considerations

13. Legal Proceedings                      Miscellaneous - Are there any material legal
                                           proceedings affecting the Separate Accounts?

14. Table of Contents of the Statement     Table of Contents of the Statement
    of Additional Information              of Additional Information




                                    PART B

15. Cover Page                             Part B; Statement of Additional Information

16. Table of Contents                      Table of Contents

17. General Information and History        Introduction

18. Services                               None

19. Purchase of Securities                 Distribution of Contracts being Offered

20. Underwriters                           Distribution of Contracts

21. Calculation of Performance Data        Calculation of Yield and Return

22. Annuity Payments                       Annuity Benefits

23. Financial Statements                   Financial Statements


                                     PART C

24. Financial Statements and Exhibits      Financial Statements and Exhibits

25. Directors and Officers of the          Directors and Officers of the Depositor
    Depositor

26. Persons Controlled by or Under         Persons Controlled by or Under
    Common Control with the Depositor      Common Control with the Depositor
    or Registrant                          or Registrant

27. Number of Contract Owners              Number of Contract Owners

28. Indemnification                        Indemnification

29. Principal Underwriters                 Principal Underwriters

30. Location of Accounts and Records       Location of Accounts and Records

31. Management Services                    Management Services

32. Undertakings                           Undertakings


                                      PART A

                       12-year Contingent Deferred Sales Charge

     HARTFORD
     LIFE INSURANCE COMPANY
     GROUP VARIABLE ANNUITY CONTRACTS
     ISSUED BY HARTFORD
     LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II
    [LOGO]

   The variable annuity contracts (hereinafter the "contract" or "contracts" or "Master Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.



   The contracts are issued in conjunction with Deferred Compensation Plans of tax-exempt and governmental employers. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.



   The contracts to which Contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account Values to or from such contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus.


   The following Sub-Accounts are available under the contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.


Advisers Fund Sub-Account                   - shares of Hartford Advisers Fund, Inc. ("Advisers Fund")
Bond Fund Sub-Account                       - shares of Hartford Bond Fund, Inc. ("Bond Fund")
Calvert Responsibly Invested Balanced Fund  - shares of Calvert Responsibly Invested Balanced Portfolio of
Sub-Account                                   Acacia Capital Corporation ("Calvert Responsibly Invested
                                              Balanced Fund")
Capital Appreciation Fund Sub-Account       - shares of Hartford Capital Appreciation Fund, Inc. ("Capital
                                              Appreciation Fund")
Dividend and Growth Fund Sub-Account        - shares of Hartford Dividend and Growth Fund, Inc. ("Dividend
Sub-Account                                 and Growth Fund")
Index Fund Sub-Account                      - shares of Hartford Index Fund, Inc. ("Index Fund")
International Opportunities Fund            - shares of Hartford International Opportunities Fund, Inc.
Sub-Account                                   ("International Opportunities Fund")
Money Market Fund Sub-Account               - shares of HVA Money Market Fund, Inc. ("Money Market Fund")
Mortgage Securities Inc. Fund Sub-Account   - shares of Hartford Mortgage Securities Fund ("Mortgage
                                              Securities Fund")
Stock Fund Sub-Account                      - shares of Hartford Stock Fund, Inc. ("Stock Fund")



   This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of Contents for the Statement of Additional Information may be found on page 28 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.

 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS OF THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
 ------------------------------------------------------------------------------

 Prospectus Dated: May 1, 1997
 Statement of Additional Information Dated: May 1, 1997

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    6
 ACCUMULATION UNIT VALUES................................................    8
 PERFORMANCE RELATED INFORMATION.........................................    9
 INTRODUCTION............................................................    9
 THE CONTRACTS AND THE SEPARATE ACCOUNTS.................................   10
     What are the contracts?.............................................   10
     Who can buy these contracts?........................................   10
     What are the Separate Accounts and how do they operate?.............   10
 OPERATION OF THE CONTRACT...............................................   11
     How are Contributions credited?.....................................   11
     May I make changes in the amounts of my Contribution?...............   11
     May I transfer assets between Sub-Accounts?.........................   11
     What happens if the Contract Owner fails to make Contributions?.....   12
     May I assign or transfer the contract?..............................   12
     How do I know what my account is worth?.............................   12
     How is the Accumulation Unit value determined?......................   13
     How are the underlying Fund shares valued?..........................   13
 PAYMENT OF BENEFITS.....................................................   13
     What would my Beneficiary receive as death proceeds?................   13
     How can a contract be redeemed or surrendered?......................   13
     Can payment of the redemption or surrender value ever be postponed beyond
      the seven day period?..............................................   14
     May I surrender once Annuity payments have started?.................   14
     Are there differences in the contract related to the type of plan in which
      the Participant is enrolled?.......................................   14
     Can a contract be suspended by a Contract Owner?....................   14
     How do I elect an Annuity Commencement Date and Form of Annuity?....   15
     What is the minimum amount that I may select for an Annuity
      payment?...........................................................   15
     How are Contributions made to establish my Annuity account?.........   15
     What are the available Annuity Options under the contracts?.........   15
     How are Variable Annuity payments determined?.......................   16
     Can a contract be modified?.........................................   17
 CHARGES UNDER THE CONTRACT..............................................   18
     How are the charges under these contracts made?.....................   18
     Is there ever a time when the sales charges do not apply?...........   18
     What do the sales charges cover?....................................   18
     What is the mortality, expense risk and administrative charge?......   18
     Experience Rating of Contracts......................................   19
     How much are the deductions for Premium Taxes on these contracts?...   19
     What charges are made by the Funds?.................................   19
     Are there any other deductions?.....................................   20
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   20
     What is Hartford?...................................................   20
     What are the Funds?.................................................   20
     Does Hartford have any interest in the Funds?.......................   22

                                                                           PAGE
                                                                           ----
 FEDERAL TAX CONSIDERATIONS..............................................   22
     What are some of the federal tax consequences which affect these
      contracts?.........................................................   22
 MISCELLANEOUS...........................................................   26
     What are my voting rights?..........................................   26
     Will other contracts be participating in the Separate Accounts?.....   26
     How are the contracts sold?.........................................   26
     Who is the custodian of the Separate Accounts' assets?..............   26
     Are there any material legal proceedings affecting the Separate
      Accounts?..........................................................   27
     Are you relying on any experts as to any portion of this
      Prospectus?........................................................   27
     How may I get additional information?...............................   27
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   28

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.

ANNUITANT'S ACCOUNT: An account established at the commencement of the Annuity Period under which Annuity payments are made under the contracts.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY RIGHTS: The Contract Owner's right in situations where the contract is issued in conjunction with a Deferred Compensation Plan to apply up to five times the gross Contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the contract or with any anniversary thereof.


CONTRIBUTION(S): The amount(s) paid or transferred to Hartford by the Contract Owner on behalf of Participants pursuant to the terms of the contracts.



DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford.



DC VARIABLE ACCOUNT I: Hartford Life Insurance Company DC Variable Account-I.


DC VARIABLE ACCOUNT II: A series of Hartford Life Insurance Company Separate Account Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Internal Revenue Code and the regulations issued thereunder.


EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its Employees.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the Funds described commencing on page 20 of this Prospectus.


GENERAL ACCOUNT: The General Account of Hartford in which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.



HARTFORD: Hartford Life Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.


PARTICIPANT: A term used to describe, for record keeping purposes only, any Employee electing to participate in the Deferred Compensation of the Employer/Contract Owner.


PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.


PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the contract are allocated.



PLAN: The Deferred Compensation Plan of an Employer.


PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

SEPARATE ACCOUNT: The Account entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").


SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE



                                    SUMMARY
                      CONTRACT OWNER TRANSACTION EXPENSES
                               (ALL SUB-ACCOUNTS)



Sales Load Imposed on Purchases (as a percentage of premium payments.....................  None
Transfer Fee.............................................................................  $       0
Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
    First through Sixth Year.............................................................          5%
    Seventh and Eighth Year..............................................................          4%
    Ninth and Tenth Year.................................................................          3%
    Eleventh and Twelfth Year............................................................          2%
    Thirteenth Year......................................................................          0%
Annual Contract Fee......................................................................       None
Annual Expenses-Separate Account (as percentage of average account value)
    Mortality and Expense Risk (DC I)(1).................................................      0.900%
    Mortality and Expense Risk (DC II)...................................................      1.250%



    The Transfer Fee, Contingent Deferred Sales Charge, and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of Contracts" on page 19.

---------

(1) The Mortality and Expense Risk charge under DC Variable Account-I is 0 .750% of the average daily net assets of DC-I where contract values which exceed fifty million dollars.



                         ANNUAL FUND OPERATING EXPENSES
                        (AS A PERCENTAGE OF NET ASSETS)



    [TO BE PROVIDED BY AMENDMENT]



EXAMPLE -- DCI [TO BE PROVIDED BY AMENDMENT]



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



EXAMPLE -- DCII [TO BE PROVIDED BY AMENDMENT]



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY


A. CONTRACTS OFFERED


    Group contracts are issued in conjunction with a Deferred Compensation Plan.


B. ACCUMULATION PERIOD UNDER THE CONTRACTS

    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I or DC-II, as appropriate.

C. CONTINGENT DEFERRED SALES CHARGES

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years. During the first 6 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page 19).

    No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not apply?" commencing on page 18.)

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

D. TRANSFER BETWEEN ACCOUNTS


    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances, (see "May I transfer assets between Sub-Accounts?" commencing on page 11).


E. ANNUITY PERIOD UNDER THE CONTRACTS


    Contract values held with respect to Participants' Individual Accounts with respect to DC-I or DC-II, as appropriate, at the end of the Accumulation Period (and any additional Contributions that a Deferred Compensation Plan Contract Owner (DC-I, only) elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the contracts.


F. MINIMUM DEATH BENEFITS

    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date. (see "What would my Beneficiary receive as death proceeds?" commencing on page 13.)

G. ANNUITY OPTIONS


    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically at age 75 under an option providing for a life Annuity with 120 monthly payments certain. (see "What are the available Annuity Options under the contracts?" commencing on page 15.) However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

H. DEDUCTIONS FOR PREMIUM TAXES

    Deductions will be made during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against the contract by a state or other governmental entity. The range is generally between 0% and 3.50%. (see "Charges Under The Contract" on page 18.)

I. ASSET CHARGE IN THE SEPARATE ACCOUNT


    During both the Accumulation Period and the Annuity Period a charge is made by Hartford for providing the mortality, expense, and administrative costs under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative costs) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 19). The rate charged for the expense, mortality and administrative costs may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under The Contract", page 18.)



J. FUND FEES AND CHARGES


    The Funds are subject to certain fees, charges and expenses. See the accompanying Prospectus for the Funds.

K. MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a contract is $30.00 unless the Employer's plan provides otherwise.


L. PAYMENT ALLOCATION TO THE SEPARATE ACCOUNTS



    The contracts permit the allocation of Contributions, in multiples of ten percent of each Contribution among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to or invested in Accumulation Units of any Sub-Account in a Separate Account shall not be less than $10.00.


M. VOTING RIGHTS OF CONTRACT OWNERS


    Contract Owners and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?" commencing on page 25).

                            ACCUMULATION UNIT VALUES



                           [To be Provided by Amendment]

                        PERFORMANCE RELATED INFORMATION


    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    The Advisers Fund, Bond Fund, Calvert Responsibly Invested Balanced Fund, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are not of all Fund level management fees and charges, the mortality and expense risk charge and the Annual Contract Fee.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.


    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.


    Total return at the Separate Account level includes all contract charges: contingent deferred sales charges, mortality and expense risk charges, and the Annual Contract Fee and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION


    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan of an Employer offered by Hartford in a Separate Account. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract. The contracts may contain a General Account option which is not described in this Prospectus. Please read the Glossary of Special Terms on pages and prior to reading this Prospectus to familiarize yourself with the terms being used.

                               THE CONTRACTS AND
                             THE SEPARATE ACCOUNTS



WHAT ARE THE CONTRACTS?



    The Contracts are issued in conjunction with a Deferred Compensation Plan of an Employer. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.


    Deferred Compensation Plans provide a way for an Employer and its Employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the Employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An Employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan.


    The Small Business Job Protection Act of 1996, effective August20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of Participants and their beneficiaries. Special transition rulesapply to such governmental Deferred Compensation Plans already in existence on August20, 1996, and provide that such Plans need not establish a trust before January1, 1999.


WHO CAN BUY THESE CONTRACTS?


    The group variable annuity contracts offered under this Prospectus are for use in connection with certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code.


WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?


    Provision has been made for two different Separate Accounts (DC-I and a series of Separate Account Two (DC-II)), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (see "Federal Tax Considerations," commencing on page 22.) The Separate Accounts meet the definition of "separate account" under federal securities law.


    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.


    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.


    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the

Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUS.


    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission.


    Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives.



    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.



    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the contracts for such additional separate accounts.


                           OPERATION OF THE CONTRACT

HOW ARE CONTRIBUTIONS CREDITED?


    A group contract is issued to an Employer adopting a Plan and will cover all present and future Participants in the Employer's Plan. Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period.



    The number of Accumulation Units purchased is determined by dividing the Contribution amount by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participant's Individual Account within two days of receipt of a properly completed application and the initial Contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 (or other address as directed). If an application or any other information is incomplete when received, Contributions will be credited to the Participant's Individual Account within five business days. If an initial contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned. Subsequent payments cannot be credited on the same day of receipt unless they are accompanied by adequate instructions.


    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.

    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992.


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.



    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.



    Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participant's provide certain identifying information. All transfer instructions by telephone are recorded.



    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/ Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/ Participants.


WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?


    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions. (See "How can a contract be redeemed or surrendered?" page 13). Once a contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.


MAY I ASSIGN OR TRANSFER THE CONTRACT?


    The group contracts issued with respect to Deferred Compensation Plans may be assigned by the Contract Owner. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.


HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?


    The value of the Accumulation Units in a Separate Account representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Account, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?

    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the Prospectuses for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a contract.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?


    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of
(a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.



    The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available Annuity options under the contracts?" commencing on page 15) to provide Annuity payments to the Beneficiary.



    An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement (see "How are Contributions made to establish my Annuity account?" page 15).


HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?


    On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:


    1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 15.) At any time in the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.

    2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 15.)


    3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event any applicable contingent deferred sales charges will be deducted. (See "How are the charges under these contracts made?" commencing on page 18.) The amount received will be the net termination value next computed after receipt by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999, of a written surrender request for complete surrender. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford.


    4. In the case of a partial surrender the amount requested is either taken out of the specified Sub-Account(s) or if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-Account(s) on a PRO RATA basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn (see "How are the charges under these contracts made?" page 18). If the contingent deferred sales charges have been experience rated (see "How are the charges under these contracts made?", page
18), any amounts not subject to the contingent deferred sales charge will be deemed to be surrendered last.

CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

ARE THERE DIFFERENCES IN THE CONTRACT RELATED TO THE TYPE OF PLAN IN WHICH THE PARTICIPANT IS ENROLLED?


    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.


CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its home office, P.O. Box 2999, Hartford, Connecticut 06104-2999. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract, as described under the caption "Can a contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.


    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.


    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.


HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?

    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.


    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes. DC-II values held during the Accumulation Period under a contract are retained in DC-II.


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?

    OPTION 1: LIFE ANNUITY


    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the

Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.



    OPTION 3: UNIT REFUND LIFE ANNUITY


    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                           total amount applied under the option at
                                 the Annuity Commencement Date
   (a)         =      --------------------------------------------------
                      Annuity Unit value at the Annuity Commencement Date

                       number of Annuity Units represented                number of monthly
   (b)         =      by each monthly Annuity Payment made       X      Annuity Payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.


    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.


    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD



    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.



    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary of Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.



    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges. (See "How are charges under these contracts made?" page 18.)


    Under any of the Annuity options above, except Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.

HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 13) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.


    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value

(expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contract.


    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.


    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

HERE IS AN EXAMPLE OF HOW A VARIABLE ANNUITY IS DETERMINED:

    ILLUSTRATION OF ANNUITY PAYMENTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

       1.  Net amount applied..............................................  $139,782.50
       2.  Initial monthly income per $1,000 of payment applied............         6.13
       3.  Initial monthly payment (1 X 2 - 1,000).........................       856.87
       4.  Annuity Unit Value..............................................        3.125
       5.  Number of monthly annuity units (3  DIVIDED BY 4)...............      274.198
       6.  Assume annuity unit value for second month equal to.............        2.897
       7.  Second monthly payment (6 X 5)..................................       794.35
       8.  Assume annuity unit value for third month equal to..............        3.415
       9.  Third month payment (8 X 5).....................................       936.39

    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.

CAN A CONTRACT BE MODIFIED?


    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.



    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable.



    At any time Hartford reserves the right to modify the contract if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.

                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years. During the first 6 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page 19).

    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 X 5%) and a net amount paid to you of $1,000 as requested).


    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.


IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?


    No deduction for contingent deferred sales charges will apply to a surrender, including amounts applied to effect an annuity payout under one of the available Annuity Options, payable directly to the Participant or the Participant's beneficiary on account of: (1) the death of the Participant, (2) a financial hardship withdrawal as defined in the Plan, (3) the Participant's separation from service, or (4) the Participant's retirement.


WHAT DO THE SALES CHARGES COVER?


    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.


WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?


    Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.



    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges under the contracts may be insufficient to cover the actual future costs.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the Employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.



    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.



    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.



    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and
 .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 19). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.


EXPERIENCE RATING OF CONTRACTS


    Certain of the charges and fees described in this Prospectus may be reduced ("experience rated") for contracts depending on some or all of the following factors: the total number of Participants, the sum of all Participants' Individual Account values which are allocated to funds managed by affiliates of Hartford, anticipated present or future expense levels, anticipated present or future commission levels, and whether or not Hartford is an exclusive annuity Contract provider. Experience rating of a contract may be discontinued in the event of a change in the applicable factors. Hartford, in its discretion, may experience rate a contract (either prospectively or retrospectively) by: (1) reducing the amount or term of any applicable contingent deferred sales charge,
(2) reducing the mortality, expense and administrative risk charge, or (3) by any combination of the above. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contractholders/Participants funded by the Separate Account. Experience rating credits have been given on certain cases. Participants in Contracts receiving experience rating credits will receive notification regarding any reduction in charges or fees.


HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?


    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any contract subject to Premium Taxes, Hartford will pay the taxes when imposed by the applicable taxing authorities. Hartford, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.


WHAT CHARGES ARE MADE BY THE FUNDS?

    Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Prospectus for the Funds.

ARE THERE ANY OTHER DEDUCTIONS?


    Currently there is no transfer charge.


                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS


WHAT IS HARTFORD?



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.



WHAT ARE THE FUNDS?


    The investment objectives of each of the Funds are as follows:

HARTFORD ADVISERS FUND, INC.

    To achieve maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments. The investment adviser will vary the investments of the Fund among equity and debt securities and money market instruments depending upon its analysis of market trends. Total rate of return consists of current income, including dividends, interest and discount accruals and capital appreciation.

HARTFORD BOND FUND, INC.


    To achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's or "BB" by S&P) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."



HARTFORD CAPITAL APPRECIATION FUND, INC.


    To achieve growth of capital by investing in equity securities and securities convertible into equity securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

HARTFORD DIVIDEND AND GROWTH FUND, INC.

    To seek a high level of current income consistent with growth of capital and reasonable investment risk by investing primarily in equity securities and securities convertible into equity securities.

HARTFORD INDEX FUND, INC.

    To provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    To achieve long-term total return consistent with prudent investment risk through investment primarily in equity securities issued by foreign companies.

HARTFORD MORTGAGE SECURITIES FUND, INC.

    To achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association ("GNMA").

HARTFORD STOCK FUND, INC.


    To achieve long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing in equity-type securities.


HVA MONEY MARKET FUND, INC.

    To achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.


CALVERT RESPONSIBLY INVESTED BALANCED FUND (CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SERIES OF ACACIA CAPITAL CORPORATION)


    To seek growth of capital through investments in enterprises which make a significant contribution to society through products and services and through the way they do business. The Fund invests in a portfolio of stocks, bonds, and money market instruments selected with a concern for the social impact of each investment.


INVESTMENT ADVISERS



    HL Investment Advisors, Inc. ("HL Investment") serves as the investment adviser to all of the Funds except the Calvert Responsibly Invested Balanced Portfolio.



    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, and Hartford Stock Fund.



    In addition, HL Investment has entered an investment services agreement with Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Funds, and HVA Money Market Fund.



    The Calvert Asset Management Company serves as investment adviser and United States Trust Company of Boston serves as sub-investment-adviser to Calvert Responsibly Invested Balanced Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford.



ALL FUNDS



    The Hartford Funds are available only to serve as the underlying investment for the variable annuity and variable life insurance contracts issued by Hartford.


* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and affiliates. The Hartford Index Fund, Inc. ("Index Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Index Fund.

    Shares of Calvert Responsibly Invested Balanced Fund, a series of Acacia Capital Corporation which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Acacia Capital Corporation intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.



    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance policy owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economics of scale resulting from a larger combined fund.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.



    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. The Dividend and Growth Fund Sub-Account was not available under contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.



DOES HARTFORD HAVE ANY INTEREST IN THE FUNDS?



    As of December 31, 1996, certain Hartford group pension contracts held direct interest in shares as follows:



                                                                                        PERCENT OF
                                                                           SHARES      TOTAL SHARES
                                                                        -------------  ------------
                                                                            [TO BE PROVIDED BY
                                                                                AMENDMENT]
Hartford Advisers Fund, Inc...........................................
Hartford Capital Appreciation Fund, Inc...............................
Hartford Index Fund, Inc..............................................
Hartford International Opportunities Fund, Inc........................
Hartford Mortgage Securities Fund, Inc................................
Hartford Stock Fund, Inc..............................................


                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?
A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



B. HARTFORD AND DC-I AND DC-II



    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") pursuant to an Internal Revenue Service ("IRS") Private Letter Ruling issued with respect to DC-I. By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that the above referenced Private Letter Ruling will ever be withdrawn by the IRS, in the event that it is the taxation of DC-I and DC-II would be identical from the effective date of any such withdrawal.



    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 13.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.


C. INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS



    These Contracts are designed for use in connection with eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.



1. DEFERRED COMPENSATION PLANS UNDER SECTION 457. Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the

Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.



2.  FEDERAL INCOME TAX AND TAX PENALTIES. In general, deferred amounts under a
    Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.



    a. MINIMUM REQUIRED DISTRIBUTIONS. If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



       A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



       If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.



       If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.



    b. WITHHOLDING. In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.


D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                 MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?


    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.


    Every Participant under a contract issued with respect to DC-II who has a full (100%) vested interest under a group contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group contract.

    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. The vested Participant has voting rights for as long as participation in the contract continues. Voting rights attach only to Separate Account interests.

    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?

    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.


    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.0% of Contributions and 0.25% annually on Participants' Individual Account Values. Sales compensation may be reduced.


WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?


    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, CT 06104-2999.


ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?


    The audited financial statements and schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in
Note 1 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling your representative or by writing:

    Hartford Life Insurance Company
    Attn: RPVA Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                               TABLE OF CONTENTS

                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                           PAGE
                                                                           ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................

 SAFEKEEPING OF ASSETS...................................................

 INDEPENDENT PUBLIC ACCOUNTANTS..........................................

 DISTRIBUTION OF CONTRACTS...............................................

 ANNUITY PERIOD..........................................................

     A. Annuity Payments.................................................

     B. Electing the Annuity Commencement Date and Form of Annuity.......

     C. Optional Annuity Forms...........................................

       OPTION 1: Life Annuity............................................

       OPTION 2: Life Annuity With 120, 180 or 240 Monthly Payments
       Certain...........................................................

       OPTION 3: Unit Refund Life Annuity................................

       OPTION 4: Joint and Last Survivor Annuity.........................

       OPTION 5: Payments for a Designated Period........................

 CALCULATION OF YIELD AND RETURN.........................................

 PERFORMANCE COMPARISONS.................................................

 FINANCIAL STATEMENTS....................................................

To obtain a Statement of Additional Information, complete the form below and mail to:

    Attn: RPVA Administration
    Hartford Life Insurance Companies
    P.O. Box 2999
    Hartford, CT 06104-2999

Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-1879-9) to me at the following address.

------------------------------------------------
(name)

------------------------------------------------
(address)

------------------------------------------------
(city/state)                (zip code)

                                     PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                       Group Variable Annuity Contracts Issued by
                             Hartford Life Insurance Company
                             With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.





Date of Prospectus:  May 1, 1997
Date of Statement of Additional Information:  May 1, 1997

                               TABLE OF CONTENTS


SECTION                                                              PAGE
-------                                                              ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.................        1

SAFEKEEPING OF ASSETS..........................................        1

INDEPENDENT PUBLIC ACCOUNTANTS.................................        1

DISTRIBUTION OF CONTRACTS......................................        2

ANNUITY PERIOD.................................................        2

 A. Annuity Payments...........................................        2

 B. Electing the Annuity Commencement Date and Form of Annuity.        3

 C. Optional Annuity Forms.....................................        3

  OPTION 1:  Life Annuity......................................        3

  OPTION 2:  Life Annuity With 120, 180 or 240 Monthly Payments
               Certain.........................................        3

  OPTION 3:  Unit Refund Life Annuity..........................        4

  OPTION 4:  Joint and Last Survivor Annuity...................        5

  OPTION 5:  Payments for a Designated Period..................        5

CALCULATION OF YIELD AND RETURN................................        5

PERFORMANCE COMPARISONS........................................        8

FINANCIAL STATEMENTS...........................................       10

               DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of
Columbia.   Hartford was originally incorporated under the laws of
Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford Life Insurance Company (""Hartford'') is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

As of December 31, 1996, certain Hartford Life group pension contracts held direct interest in shares as follows:


                                                                  Percent of
                                                     Shares       Total Shares
                                                     ------       -------------
                                                  [To be provided by amendment]

Hartford Advisers Fund, Inc........................

Hartford Capital Appreciation Fund, Inc............

Hartford Index Fund, Inc...........................

Hartford International Opportunities Fund, Inc.....

Hartford Mortgage Securities Fund, Inc.............

Hartford Stock Fund, Inc...........................


                              SAFEKEEPING OF ASSETS

Hartford holds the assets of the Separate Account in its custody for safekeeping and performs those services normally performed by a custodian.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 1 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Individual Participants' Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

                             ANNUITY PERIOD

A. Annuity Payments

   Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the contracts which reflects the age of the Annuitant and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments will be no less than those calculated at rates based on the annuity tables contained in the contracts.

   The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Contracts," in the Prospectus).

   The Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the payments will vary with the investment experience of the Fund shares selected.

              Illustration of Calculation of Annuity Unit Value

   1.  Net Investment Factor for period                            .000498

   2.  Adjustment for 4% Assumed Rate of Net Investment Return     .999892

   3.  2x(1+1.000000)                                             1.000390

   4.  Annuity Unit value, beginning of period                     .995995

   5.  Annuity Unit value, end of period (3x4)                     .996383

B. Electing the Annuity Commencement Date and Form of Annuity

   Depending on the Contract involved, the Contract Owner or Participant selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity option. The Annuity Commencement Date may not be deferred beyond the Participant's 75th birthday. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will be made on the first business day of each month.

   The contracts contain the five optional Annuity forms described below, which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford Life reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain.

   When an Annuity is purchased for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

   The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, Hartford Life has the right to change the frequency of payment to such intervals as will result in payments of at least $20.

C. Optional Annuity Forms

   OPTION 1:  Life Annuity

   A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

   It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

   OPTION 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

   This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Participant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

                       Illustration of Annuity Payments
                        Individual Age 65, Life Annuity
                           With 120 Payments Certain
                           -------------------------

   1.  Net amount applied                                         13,978.25

   2.  Initial monthly income per $1,000 of payment applied            5.93

   3.  Initial monthly payment (1x2/1,000)                            82.89

   4.  Annuity Unit value                                           .953217

   5.  Number of monthly Annuity Units (3 DIVIDED BY 4)              86.959

   6.  Assume Annuity Unit value for second month equal to          .963723

   7.  Second monthly payment (6x5)                                   83.80

   8.  Assume Annuity Unit value for third month equal to           .964917

   9.  Third month payment (8x5)                                      83.91

   For the purpose of this illustration, purchase is assumed to have been made on the 5th business day preceding the first payment date. In determining the second and subsequent payments the annuity unit value of the 5th business day preceding the annuity due date is used.

   OPTION 3:  Unit Refund Life Annuity

   This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

           total amount applied under the option

   at the Annuity Commencement Date

   (a) = _________________________________
         Annuity Unit value at the Annuity
         Commencement Date

   (b) = number of Annuity Units represented       number of monthly
         by monthly Annuity payment made       X   Annuity payments made

   The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford Life.

   For example, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 91.68 (the number applicable to an individual electing this option to commence at age 65), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $15,748.80, computed as follows:

   $20,000     (91.68 x 60) = 10,499.200
   ------
   $1.25
                         or

   16,000.000 - 5,500.800 = 10,499.200
   10,499.200 x $1.50 = $15,748.80

   OPTION 4:  Joint and Last Survivor Annuity

   An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

   It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

   OPTION 5:  Payments for a Designated Period

   An amount payable monthly for the number of years. Under most group contracts, the minimum number of years is five.

   In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

   Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

   Surrenders under Option 5 will be subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges (see "How do I select an Annuity Commencement Date and Form of Annuity?" in the Prospectus.)

                            CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund

Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense and contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The Money Market Fund Sub-Account yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the two Sub-Accounts.

The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum Annual Contract Fee.

Money Market Fund Sub-Account

The yield and effective yield for the seven day period ending December 31, 1996 is as follows:



Yield             [To be provided by amendment]
Effective Yield   [To be provided by amendment]


YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual funds "net asset value per share" for the same period in addition to the daily expense charged assessed, at the sub-account level for the respective period. The Bond Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund and Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level.

The Bond Fund and Mortgage Securities Fund Sub-Accounts' yield will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

Bond Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's contract over the base period. The following is the method used to determine the yield for the 30 day period ended December 31, 1996.


Example:

Current Yield Formula for the Sub-Account   2*[((A-B)/(C*D) + 1)(6) - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

      Yield = [To be provided by amendment] (DC-I and DC-II)

Mortgage Securities Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30 days period ended December 31, 1996.

Example:

Current Yield Formula for the Sub-Account         2*[((A-B)/(C*D) + 1)(6) - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

        Yield = [To be provided by amendment] (DC-I and DC-II)

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


                        PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

                 FINANCIAL STATEMENTS TO BE PROVIDED BY AMENDMENT

HARTFORD
LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
ISSUED BY HARTFORD
LIFE INSURANCE COMPANY
WITH RESPECT TO DC-I AND DC-II
[LOGO]

  The variable annuity contracts (hereinafter the "contract" or "contracts" or "Master Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.

  The contracts are issued in conjunction with Deferred Compensation Plans of tax-exempt and governmental employers. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

  The contracts to which Contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account Values to or from such contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus.

  The following Sub-Accounts are available under the contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.



Advisers Fund Sub-Account                   - shares of Hartford Advisers Fund, Inc. ("Advisers Fund")
Bond Fund Sub-Account                       - shares of Hartford Bond Fund, Inc. ("Bond Fund")
Calvert Responsibly Invested Balanced Fund  - shares of Calvert Responsibly Invested Balanced Portfolio of
Sub-Account                                   Acacia Capital Corporation ("Calvert Responsibly Invested
                                              Balanced Fund")
Capital Appreciation Fund Sub-Account       - shares of Hartford Capital Appreciation Fund, Inc. ("Capital
                                              Appreciation Fund")
Dividend and Growth Fund Sub-Account        - shares of Hartford Dividend and Growth Fund, Inc. ("Dividend and Growth Fund")

Index Fund Sub-Account                      - shares of Hartford Index Fund, Inc. ("Index Fund")
International Opportunities Fund            - shares of Hartford International Opportunities Fund, Inc.
Sub-Account                                   ("International Opportunities Fund")
Money Market Fund Sub-Account               - shares of HVA Money Market Fund, Inc. ("Money Market Fund")
Mortgage Securities Inc. Fund Sub-Account   - shares of Hartford Mortgage Securities Fund ("Mortgage
                                              Securities Fund")
Stock Fund Sub-Account                      - shares of Hartford Stock Fund, Inc. ("Stock Fund")


  This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn:
RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of Contents for the Statement of Additional Information may be found on page of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.
------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS OF THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
------------------------------------------------------------------------------

Prospectus Dated:  May 1, 1997
Statement of Additional Information Dated:  May 1, 1997

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . .
FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . .
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . .
ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . .
PERFORMANCE RELATED INFORMATION. . . . . . . . . . . . . . .
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . .
THE CONTRACTS AND THE SEPARATE ACCOUNTS. . . . . . . . . . .
   What are the contracts? . . . . . . . . . . . . . . . . .
   Who can buy these contracts?. . . . . . . . . . . . . . .
   What are the Separate Accounts and how do they operate? .
OPERATION OF THE CONTRACT. . . . . . . . . . . . . . . . . .
   How are Contributions credited? . . . . . . . . . . . . .
   May I make changes in the amounts of my Contribution? . .
   May I transfer assets between Sub-Accounts? . . . . . . .
   What happens if the Contract Owner fails to make
    Contributions? . . . . . . . . . . . . . . . . . . . . .
   May I assign or transfer the contract?. . . . . . . . . .
   How do I know what my account is worth? . . . . . . . . .
   How is the Accumulation Unit value determined?. . . . . .
   How are the underlying Fund shares valued?. . . . . . . .
PAYMENT OF BENEFITS. . . . . . . . . . . . . . . . . . . . .
   What would my Beneficiary receive as death proceeds?. . .
   How can a contract be redeemed or surrendered?. . . . . .
   Can payment of the redemption or surrender value ever
    be postponed beyond the seven day period . . . . . . . .
   May I surrender once Annuity payments have started? . . .
   Are there differences in the contract related to the
    type of plan in which the Participant is enrolled? . . .
   Can a contract be suspended by a Contract Owner?. . . . .
   How do I elect an Annuity Commencement Date and
    Form of Annuity? . . . . . . . . . . . . . . . . . . . .
   What is the minimum amount that I may select for an
    Annuity payment? . . . . . . . . . . . . . . . . . . . .
   How are Contributions made to establish my
    Annuity account? . . . . . . . . . . . . . . . . . . . .
   What are the available Annuity Options under the
    contracts?   . . . . . . . . . . . . . . . . . . . . . .
   How are Variable Annuity payments determined? . . . . . .
   Can a contract be modified? . . . . . . . . . . . . . . .
CHARGES UNDER THE CONTRACT . . . . . . . . . . . . . . . . .
   How are the charges under these contracts made? . . . . .
   Is there ever a time when the sales charges do
    not apply? . . . . . . . . . . . . . . . . . . . . . . .
   What do the sales charges cover?. . . . . . . . . . . . .
   What is the mortality, expense risk and administrative
    charge?  . . . . . . . . . . . . . . . . . . . . . . . .
   Experience Rating of Contracts. . . . . . . . . . . . . .
   How much are the deductions for Premium Taxes on
    these contracts? . . . . . . . . . . . . . . . . . . . .
   What charges are made by the Funds? . . . . . . . . . . .
   Are there any other deductions? . . . . . . . . . . . . .
HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS. . . . . . . .
   What is Hartford Life Insurance Company?. . . . . . . . .
   What are the Funds? . . . . . . . . . . . . . . . . . . .
   Does Hartford have any interest in the Funds? . . . . . .



                                                             PAGE
                                                             ----
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . .
   What are some of the federal tax consequences which
    affect these contracts?  . . . . . . . . . . . . . . . .
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . .
   What are my voting rights?. . . . . . . . . . . . . . . .
   Will other contracts be participating in the
    Separate Accounts? . . . . . . . . . . . . . . . . . . .
   How are the contracts sold? . . . . . . . . . . . . . . .
   Who is the custodian of the Separate Accounts' assets?. .
   Are there any material legal proceedings affecting the
    Separate Accounts? . . . . . . . . . . . . . . . . . . .
   Are you relying on any experts as to any portion of
    this Prospectus? . . . . . . . . . . . . . . . . . . . .
   How may I get additional information? . . . . . . . . . .
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION. .


GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.

ANNUITANT'S ACCOUNT: An account established at the commencement of the Annuity Period under which Annuity payments are made under the contracts.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD:  The period following the commencement of Annuity payments.

ANNUITY RIGHTS: The Contract Owner's right in situations where the contract is issued in conjunction with a Deferred Compensation Plan to apply up to five times the gross Contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTRACT OWNER:  The Employer or entity owning the contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the contract or with any anniversary thereof.

CONTRIBUTION(S): The amount(s) paid or transferred to Hartford by the Contract Owner on behalf of Participants pursuant to the terms of the contracts.

DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford.

DC VARIABLE ACCOUNT I: Hartford Life Insurance Company DC Variable Account-I.

DC VARIABLE ACCOUNT II: A series of Hartford Life Insurance Company Separate Account Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Internal Revenue Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its Employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS:  Currently, the Funds described commencing on page   of this
Prospectus.

GENERAL ACCOUNT: The General Account of Hartford in which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.

HARTFORD:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A term used to describe, for record keeping purposes only, any Employee electing to participate in the Deferred Compensation of the Employer/Contract Owner.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the contract are allocated.

PLAN:  The Deferred Compensation Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

SEPARATE ACCOUNT: The Account entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD:  The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                 FEE TABLE


                                  SUMMARY
                   CONTRACT OWNER TRANSACTION EXPENSES
                            (ALL SUB-ACCOUNTS)


Sales Load Imposed on Purchases (as a percentage of premium payments)..  None
Transfer Fee ..........................................................  $  0
Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
First and Second Year .................................................     5%
Third and Fourth Year .................................................     4%
Fifth Year ............................................................     3%
Sixth Year ............................................................     2%
Seventh Year ..........................................................     1%
Eighth Year ...........................................................     0%
Annual Contract Fee ...................................................   None
Annual Expenses-Separate Account (as percentage of average
  account value)
Mortality and Expense Risk (DC I)(1)...................................  0.900%
Mortality and Expense Risk (DC II).....................................  1.250%


  The Transfer Fee, Contingent Deferred Sales Charge, and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of
Contracts" on page   .
-------
(1) The Mortality and Expense Risk charge under DC Variable Account-I is 0.750% of the average daily net assets of DC-I where contract values which exceed fifty million dollars.


                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

     [TO BE PROVIDED BY AMENDMENT]

EXAMPLE -- DCI [TO BE PROVIDED BY AMENDMENT]

   The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

   This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE -- DCII [TO BE PROVIDED BY AMENDMENT]

   The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

   This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                 SUMMARY

A. CONTRACTS OFFERED

   Group contracts are issued in conjunction with a Deferred Compensation
Plan.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS

   During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I or DC-II, as appropriate.

C. CONTINGENT DEFERRED SALES CHARGES

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page __).

    No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not
apply?" commencing on page    .)

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

D. TRANSFER BETWEEN ACCOUNTS

    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances, (see "May I transfer assets between Sub-Accounts?" commencing on page __).

E. ANNUITY PERIOD UNDER THE CONTRACTS

    Contract values held with respect to Participants' Individual Accounts with respect to DC-I or DC-II, as appropriate, at the end of the Accumulation Period (and any additional Contributions that a Deferred Compensation Plan Contract Owner (DC-I, only) elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the contracts.

F. MINIMUM DEATH BENEFITS

    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date. (see "What
would my Beneficiary receive as death proceeds?" commencing on page     .)

G. ANNUITY OPTIONS

    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically at age 75 under an option providing for a life Annuity with 120 monthly payments certain. (see "What are the available Annuity Options under the contracts?" commencing on page __.) However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

H. DEDUCTIONS FOR PREMIUM TAXES

    Deductions will be made during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against the contract by a state or other governmental entity. The range is generally between 0% and 3.50%. (see "Charges Under The Contract" on page .)

I. ASSET CHARGE IN THE SEPARATE ACCOUNT

    During both the Accumulation Period and the Annuity Period a charge is made by Hartford for providing the mortality, expense, and administrative costs under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative costs) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative costs under the contracts may be reduced (see "Experience Rating of Contracts", page __). The rate charged for the expense, mortality and administrative costs may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under The Contract", page __.)

J. FUND FEES AND CHARGES

    The Funds are subject to certain fees, charges and expenses. See the accompanying Prospectus for the Funds.

K.  MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a contract is $30.00 unless the Employer's plan provides otherwise.

L. PAYMENT ALLOCATION TO THE SEPARATE ACCOUNTS

   The contracts permit the allocation of Contributions, in multiples of ten percent of each Contribution among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to or invested in Accumulation Units of any Sub-Account in a Separate Account shall not be less than $10.00.

M. VOTING RIGHTS OF CONTRACT OWNERS

    Contract Owners and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?"
commencing on page   ).

                          ACCUMULATION UNIT VALUES

                        [To be Provided by Amendment]

                       PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    The Advisers Fund, Bond Fund, Calvert Responsibly Invested Balanced Fund, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund,
International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are not of all Fund level management fees and charges, the mortality and expense risk charge and the Annual Contract Fee.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.

    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.

    Total return at the Separate Account level includes all contract charges: contingent deferred sales charges, mortality and expense risk charges, and the Annual Contract Fee and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                               INTRODUCTION

    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan of an Employer offered by Hartford in a Separate Account. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract. The contracts may contain a General Account option which is not described in this
Prospectus.  Please read the Glossary of Special Terms on pages     and
prior to reading this Prospectus to familiarize yourself with the terms being used.

                            THE CONTRACTS AND
                          THE SEPARATE ACCOUNTS

WHAT ARE THE CONTRACTS?

   The Contracts are issued in conjunction with a Deferred Compensation Plan of an Employer. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

    Deferred Compensation Plans provide a way for an Employer and its Employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the Employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An Employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan.

    The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of Participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

WHO CAN BUY THESE CONTRACTS?

    The group variable annuity contracts offered under this Prospectus are for use in connection with certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code.

WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?

    Provision has been made for two different Separate Accounts (DC-I and a series of Separate Account Two (DC-II)), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (see "Federal
Tax Considerations," commencing on page __ .)   The Separate Accounts meet
the definition of "separate account" under federal securities law.

    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.

    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.

    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUS.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission.

    Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives.

    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the contracts for such additional separate accounts.

                         OPERATION OF THE CONTRACT

HOW ARE CONTRIBUTIONS CREDITED?

    A group contract is issued to an Employer adopting a Plan and will cover all present and future Participants in the Employer's Plan. Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period.

    The number of Accumulation Units purchased is determined by dividing the Contribution amount by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participant's Individual Account within two days of receipt of a properly completed application and the initial Contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 (or other address as directed). If an application or any other information is incomplete when received, Contributions will be credited to the Participant's Individual Account within five business days. If an initial contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution
not be returned.   Subsequent payments cannot be credited on the same day of
receipt unless they are accompanied by adequate instructions.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.

    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992.

    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

    Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participant's provide certain identifying information. All transfer instructions by telephone are recorded.

    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/ Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/ Participants.

WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?

    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions. (See "How can a contract be redeemed or surrendered?" page _). Once a contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.

MAY I ASSIGN OR TRANSFER THE CONTRACT?

    The group contracts issued with respect to Deferred Compensation Plans may be assigned by the Contract Owner. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.

HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?

    The value of the Accumulation Units in a Separate Account representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Account, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a

Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?

    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the Prospectuses for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a contract.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                           PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?

    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of (a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.

     The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available
Annuity options under the contracts?" commencing on page     ) to provide
Annuity payments to the Beneficiary.

     An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments.
No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement (see "How are Contributions made to
establish my Annuity account?" page     ).

HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?

     On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:

     1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page .) At any time in the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.

    2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options
under the contracts?" commencing on page     .)

    3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event any applicable contingent deferred sales charges will be deducted. (See "How are the charges under
these contracts made?" commencing on page     .)  The amount received will be
the net termination value next computed after receipt by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999, of a written surrender request for complete surrender. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford.

    4. In the case of a partial surrender the amount requested is either taken out of the specified Sub-Account(s) or if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-Account(s) on a pro rata basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn (see "How are the
charges under these contracts made?" page   ).  If the contingent deferred
sales charges have been experience rated (see "How are the charges under
these contracts made?", page     ), any amounts not subject to the contingent
deferred sales charge will be deemed to be surrendered last.

CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

ARE THERE DIFFERENCES IN THE CONTRACT RELATED TO THE TYPE OF PLAN IN WHICH THE PARTICIPANT IS ENROLLED?

    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its home office, P.O. Box 2999, Hartford, Connecticut 06104-2999. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract, as described under the caption "Can a contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.

    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?

    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.

    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes. DC-II values held during the Accumulation Period under a contract are retained in DC-II.

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?

    OPTION 1:  LIFE ANNUITY

    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

    OPTION 2:  LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.

    OPTION 3:  UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:



                       total amount applied under the option at
                            the Annuity Commencement Date
(a)        =       ----------------------------------------------------
                   Annuity Unit value at the Annuity Commencement Date



                   number of Annuity Units represented             number of monthly
   (b)     =      by each monthly Annuity Payment made       x     Annuity Payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

    OPTION 4:  JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

    OPTION 5:  PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.

    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary of Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges. (See "How are charges under these contracts made?" page _.)

    Under any of the Annuity options above, except Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.

HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the
Accumulation Unit value determined?" commencing on page     ) for the day for
which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account

(less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

HERE IS AN EXAMPLE OF HOW A VARIABLE ANNUITY IS DETERMINED:

    ILLUSTRATION OF ANNUITY PAYMENTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN


1.     Net amount applied. . . . . . . . . . . . . . . . . . . $139,782.50
2.     Initial monthly income per $1,000 of payment applied. .        6.13
3.     Initial monthly payment (1 X 2 - 1,000) . . . . . . . .      856.87
4.     Annuity Unit Value. . . . . . . . . . . . . . . . . . .       3.125
5.     Number of monthly annuity units (3 DIVIDED BY 4). . . .     274.198
6.     Assume annuity unit value for second month equal to . .       2.897
7.     Second monthly payment (6 X 5). . . . . . . . . . . . .      794.35
8.     Assume annuity unit value for third month equal to. . .       3.415
9.     Third month payment (8 X 5) . . . . . . . . . . . . . .      936.39



    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.

CAN A CONTRACT BE MODIFIED?

    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.

    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable.

    At any time Hartford reserves the right to modify the contract if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or
(iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.

                     CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the third and fourth years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the fifth year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the sixth year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the seventh year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page __).

    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested.
Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?

    No deduction for contingent deferred sales charges will apply to a surrender, including amounts applied to effect an annuity payout under one of the available Annuity Options, payable directly to the Participant or the Participant's beneficiary on account of: (1) the death of the Participant,
(2) a financial hardship withdrawal as defined in the Plan, (3) the Participant's separation from service, or (4) the Participant's retirement.

WHAT DO THE SALES CHARGES COVER?

    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.

WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?

   Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or
(b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.

    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges, and the Annual Contract Fee under the contracts may be insufficient to cover the actual future costs.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the Employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.

    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.

    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.

    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 24). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.

EXPERIENCE RATING OF CONTRACTS

    Certain of the charges and fees described in this Prospectus may be reduced ("experience rated") for contracts depending on some or all of the following factors: the total number of Participants, the sum of all Participants' Individual Account values which are allocated to funds managed by affiliates of Hartford, anticipated present or future expense levels, anticipated present or future commission levels, and whether or not Hartford is an exclusive annuity Contract provider. Experience rating of a contract may be discontinued in the event of a change in the applicable factors. Hartford, in its discretion, may experience rate a contact (either prospectively or retrospectively) by: (1) reducing the amount or term of any applicable contingent deferred sales charge, (2) reducing the mortality, expense and administrative risk charge, or (3) by any combination of the above. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contractholders/Participants funded by the Separate Account. Experience rating credits have been given on certain cases. Participants in Contracts receiving experience rating credits will receive notification regarding any reduction in charges or fees.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?

    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any contract subject to Premium Taxes, Hartford will pay the taxes when imposed by the applicable taxing authorities. Hartford, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.

WHAT CHARGES ARE MADE BY THE FUNDS?

   Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Prospectus for the Funds.

ARE THERE ANY OTHER DEDUCTIONS?

    Currently there is no transfer charge.


                 HARTFORD LIFE INSURANCE COMPANY
                          AND THE FUNDS

WHAT IS HARTFORD?

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of
Columbia.   Hartford was originally incorporated under the laws of
Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford Life Insurance Company (""Hartford'') is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

WHAT ARE THE FUNDS?

    The investment objectives of each of the Funds are as follows:

HARTFORD ADVISERS FUND, INC.

    To achieve maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments. The investment adviser will vary the investments of the Fund among equity and debt securities and money market instruments depending upon its analysis of market trends. Total rate of return consists of current income, including dividends, interest and discount accruals and capital appreciation.

HARTFORD BOND FUND, INC.

    To achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's or "BB" by S&P) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. - Investment Policies."

HARTFORD CAPITAL APPRECIATION FUND, INC.

    To achieve growth of capital by investing in equity securities and securities convertible into equity securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

HARTFORD DIVIDEND AND GROWTH FUND, INC.

    To seek a high level of current income consistent with growth of capital and reasonable investment risk by investing primarily in equity securities and securities convertible into equity securities.

HARTFORD INDEX FUND, INC.

To provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    To achieve long-term total return consistent with prudent investment risk through investment primarily in equity securities issued by foreign companies.

HARTFORD MORTGAGE SECURITIES FUND, INC.

    To achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association ("GNMA").

HARTFORD STOCK FUND, INC.

    To achieve long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing in equity-type securities.

HVA MONEY MARKET FUND, INC.

    To achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.

CALVERT RESPONSIBLY INVESTED BALANCED FUND (CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SERIES OF ACACIA CAPITAL CORPORATION)

    To seek growth of capital through investments in enterprises which make a significant contribution to society through products and services and through the way they do business. The Fund invests in a portfolio of stocks, bonds, and money market instruments selected with a concern for the social impact of each investment.

INVESTMENT ADVISERS

    HL Investment Advisors, Inc. ("HL Investment") serves as the investment adviser to all of the Funds except the Calvert Responsibly Invested Balanced Portfolio.

    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, and Hartford Stock Fund.

    In addition, HL Investment has entered an investment services agreement with Hartford Investment Management Company, Inc., (""HIMCO''), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Funds, and HVA Money Market Fund.

    The Calvert Asset Management Company serves as investment adviser and United States Trust Company of Boston serves as sub-investment-adviser to Calvert Responsibly Invested Balanced Fund.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford.

ALL FUNDS

    The Hartford Funds are available only to serve as the underlying investment for the variable annuity and variable life insurance contracts issued by Hartford.

    Shares of Calvert Responsibly Invested Balanced Fund, a series of Acacia Capital Corporation which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Acacia Capital Corporation intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.

* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-",
  "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and affiliates. The Hartford Index Fund, Inc. ("Index Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Index Fund.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance policy owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economics of scale resulting from a larger combined fund.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.

    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. The Dividend and Growth Fund Sub-Account was not available under contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.

DOES HARTFORD HAVE ANY INTEREST IN THE FUNDS?

    As of December 31, 1996, certain Hartford group pension contracts held direct interest in shares as follows:


                                                              PERCENT OF
                                                   SHARES    TOTAL SHARES
                                                   ------    ------------
                                                     [TO BE PROVIDED BY
                                                         AMENDEMENT]

Hartford Advisers Fund, Inc. ......................
Hartford Capital Appreciation Fund, Inc............
Hartford Index Fund, Inc...........................
Hartford International Opportunities Fund, Inc.....
Hartford Mortgage Securities Fund, Inc.............
Hartford Stock Fund, Inc...........................


                        FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?
A.   GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") pursuant to an Internal Revenue Service ("IRS") Private Letter Ruling issued with respect to DC-I. By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that the above referenced Private Letter Ruling will ever be withdrawn by the IRS, in the event that it is the taxation of DC-I and DC-II would be identical from the effective date of any such withdrawal.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page__.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C.  INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS

    These Contracts are designed for use in connection with eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.

1.  DEFERRED COMPENSATION PLANS UNDER SECTION 457   Employees and
    independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

   In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

2. FEDERAL INCOME TAX AND TAX PENALTIES. In general, deferred amounts under a Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.

     a. MINIMUM REQUIRED DISTRIBUTIONS If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

        A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

        If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.

        If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.

   b. WITHHOLDING In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.

D.   DIVERSIFICATION REQUIREMENTS

   Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis.
However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E.   OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

F.   NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

G.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                               MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?

    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract

Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.

    Every Participant under a contract issued with respect to DC-II who has a full (100%) vested interest under a group contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group contract.

    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. The vested Participant has voting rights for as long as participation in the contract continues. Voting rights attach only to Separate Account interests.

    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?

    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.0% of Contributions and 0.25% annually on Participants' Individual Account Values. Sales compensation may be reduced.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, CT 06104-2999.

ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 1 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling your representative or by writing:

    Hartford Life Insurance Company
    Attn:  RPVA Administration
    P.O. Box 2999
    Hartford, CT  06104-2999

                               TABLE OF CONTENTS

                                     FOR
                       STATEMENT OF ADDITIONAL INFORMATION


                                                                     PAGE
                                                                     ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .

ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   A.  Annuity Payments . . . . . . . . . . . . . . . . . .. . . . . .

   B.  Electing the Annuity Commencement Date and Form of Annuity . .

   C.  Optional Annuity Forms . .. . . . . . . . . . . . . . . . . . .

       OPTION 1:  Life Annuity . . . . . . . . . . . . . . . . . . . .

       OPTION 2:  Life Annuity With 120, 180 or 240 Monthly
       Payments Certain  . . . . . . . . . . . . . . . . . . . . . . .

       OPTION 3:  Unit Refund Life Annuity . . . . . . . . . . . . . .

       OPTION 4:  Joint and Last Survivor Annuity  . . . . . . . . . .

       OPTION 5:  Payments for a Designated Period . . . . . . . . . .

CALCULATION OF YIELD AND RETURN  . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS  . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .


To obtain a Statement of Additional Information, complete the form below and mail to:

    Attn:  RPVA Administration
    Hartford Life Insurance Companies
    P.O. Box 2999
    Hartford, CT 06104-2999

Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-1879-9) to me at the following address.

----------------------------------------
(name)

----------------------------------------
(address)

----------------------------------------
(city/state)              (zip code)

                                     PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                       Group Variable Annuity Contracts Issued by
                             Hartford Life Insurance Company
                             With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.





Date of Prospectus:  May 1, 1997
Date of Statement of Additional Information:  May 1, 1997

                               TABLE OF CONTENTS


SECTION                                                              PAGE
-------                                                              ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.................        1

SAFEKEEPING OF ASSETS..........................................        1

INDEPENDENT PUBLIC ACCOUNTANTS.................................        1

DISTRIBUTION OF CONTRACTS......................................        2

ANNUITY PERIOD.................................................        2

 A. Annuity Payments...........................................        2

 B. Electing the Annuity Commencement Date and Form of Annuity.        3

 C. Optional Annuity Forms.....................................        3

  OPTION 1:  Life Annuity......................................        3

  OPTION 2:  Life Annuity With 120, 180 or 240 Monthly Payments
               Certain.........................................        3

  OPTION 3:  Unit Refund Life Annuity..........................        4

  OPTION 4:  Joint and Last Survivor Annuity...................        5

  OPTION 5:  Payments for a Designated Period..................        5

CALCULATION OF YIELD AND RETURN................................        5

PERFORMANCE COMPARISONS........................................        8

FINANCIAL STATEMENTS...........................................       10

               DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of
Columbia.   Hartford was originally incorporated under the laws of
Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford Life Insurance Company (""Hartford'') is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

As of December 31, 1996, certain Hartford Life group pension contracts held direct interest in shares as follows:


                                                                  Percent of
                                                     Shares       Total Shares
                                                     ------       -------------
                                                  [To be provided by amendment]

Hartford Advisers Fund, Inc........................

Hartford Capital Appreciation Fund, Inc............

Hartford Index Fund, Inc...........................

Hartford International Opportunities Fund, Inc.....

Hartford Mortgage Securities Fund, Inc.............

Hartford Stock Fund, Inc...........................


                              SAFEKEEPING OF ASSETS

Hartford holds the assets of the Separate Account in its custody for safekeeping and performs those services normally performed by a custodian.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 1 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Individual Participants' Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

                             ANNUITY PERIOD

A. Annuity Payments

   Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the contracts which reflects the age of the Annuitant and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments will be no less than those calculated at rates based on the annuity tables contained in the contracts.

   The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Contracts," in the Prospectus).

   The Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the payments will vary with the investment experience of the Fund shares selected.

              Illustration of Calculation of Annuity Unit Value

   1.  Net Investment Factor for period                            .000498

   2.  Adjustment for 4% Assumed Rate of Net Investment Return     .999892

   3.  2x(1+1.000000)                                             1.000390

   4.  Annuity Unit value, beginning of period                     .995995

   5.  Annuity Unit value, end of period (3x4)                     .996383

B. Electing the Annuity Commencement Date and Form of Annuity

   Depending on the Contract involved, the Contract Owner or Participant selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity option. The Annuity Commencement Date may not be deferred beyond the Participant's 75th birthday. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will be made on the first business day of each month.

   The contracts contain the five optional Annuity forms described below, which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford Life reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain.

   When an Annuity is purchased for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

   The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, Hartford Life has the right to change the frequency of payment to such intervals as will result in payments of at least $20.

C. Optional Annuity Forms

   OPTION 1:  Life Annuity

   A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

   It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

   OPTION 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

   This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Participant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

                       Illustration of Annuity Payments
                        Individual Age 65, Life Annuity
                           With 120 Payments Certain
                           -------------------------

   1.  Net amount applied                                         13,978.25

   2.  Initial monthly income per $1,000 of payment applied            5.93

   3.  Initial monthly payment (1x2/1,000)                            82.89

   4.  Annuity Unit value                                           .953217

   5.  Number of monthly Annuity Units (3 DIVIDED BY 4)              86.959

   6.  Assume Annuity Unit value for second month equal to          .963723

   7.  Second monthly payment (6x5)                                   83.80

   8.  Assume Annuity Unit value for third month equal to           .964917

   9.  Third month payment (8x5)                                      83.91

   For the purpose of this illustration, purchase is assumed to have been made on the 5th business day preceding the first payment date. In determining the second and subsequent payments the annuity unit value of the 5th business day preceding the annuity due date is used.

   OPTION 3:  Unit Refund Life Annuity

   This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

           total amount applied under the option

   at the Annuity Commencement Date

   (a) = _________________________________
         Annuity Unit value at the Annuity
         Commencement Date

   (b) = number of Annuity Units represented       number of monthly
         by monthly Annuity payment made       X   Annuity payments made

   The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford Life.

   For example, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 91.68 (the number applicable to an individual electing this option to commence at age 65), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $15,748.80, computed as follows:

   $20,000     (91.68 x 60) = 10,499.200
   ------
   $1.25
                         or

   16,000.000 - 5,500.800 = 10,499.200
   10,499.200 x $1.50 = $15,748.80

   OPTION 4:  Joint and Last Survivor Annuity

   An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

   It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

   OPTION 5:  Payments for a Designated Period

   An amount payable monthly for the number of years. Under most group contracts, the minimum number of years is five.

   In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

   Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

   Surrenders under Option 5 will be subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges (see "How do I select an Annuity Commencement Date and Form of Annuity?" in the Prospectus.)

                            CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund

Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense and contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The Money Market Fund Sub-Account yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the two Sub-Accounts.

The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum Annual Contract Fee.

Money Market Fund Sub-Account

The yield and effective yield for the seven day period ending December 31, 1996 is as follows:



Yield             [To be provided by amendment]
Effective Yield   [To be provided by amendment]


YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual funds "net asset value per share" for the same period in addition to the daily expense charged assessed, at the sub-account level for the respective period. The Bond Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund and Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level.

The Bond Fund and Mortgage Securities Fund Sub-Accounts' yield will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

Bond Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's contract over the base period. The following is the method used to determine the yield for the 30 day period ended December 31, 1996.


Example:

Current Yield Formula for the Sub-Account   2*[((A-B)/(C*D) + 1)(6) - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

      Yield = [To be provided by amendment] (DC-I and DC-II)

Mortgage Securities Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30 days period ended December 31, 1996.

Example:

Current Yield Formula for the Sub-Account         2*[((A-B)/(C*D) + 1)(6) - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

        Yield = [To be provided by amendment] (DC-I and DC-II)

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


                        PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

                 FINANCIAL STATEMENTS TO BE PROVIDED BY AMENDMENT

                                     PART C
                                 OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

   (a) All financial statements are included in Part A and Part B of the Registration Statement.

   (b)     (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.1

           (2) Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.

           (3)     (a)    Principal Underwriting Agreement. (2)

                   (b)    Form of Dealer Agreement. (2)

           (4)     Form of Variable Annuity Contract. (2)

           (5)     Form of Application. (2)

           (6)     (a)    Articles of Incorporation of Hartford will be
                          provided by amendment.

                   (b)    Bylaws of Hartford. (2)

           (7)     Not applicable.

           (8)     Participation Agreement. (1)

           (9) Opinion and Consent of Lynda Godkin, General Counsel and Secretary will be provided by amendment.

           (10)    Consent of Arthur Andersen LLP will be provided by amendment.

           (11)    No financial statements are omitted.

           (12)    Not applicable.

--------------

(1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19946, dated May 1, 1995.

(2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19946, dated May 1, 1996.

           (13)    Not applicable.

           (14)    Not applicable.

           (15)    Copy of Power of Attorney.

           (16)    Organizational Chart.

Item 25.   Directors and Officers of the Depositor

           Louis J. Abdou                   Vice President
           Wendell J. Bossen                Vice President
           Gregory A. Boyko                 Vice President
           Peter W. Cummins                 Vice President
           Ann M. deRaismes                 Vice President
           Timothy M. Fitch                 Vice President
           Donald R. Frahm                  Chairman & CEO, Director
           Bruce D. Gardner                 Vice President, Director
           Joseph H. Gareau                 Executive Vice President & Chief
                                               Investment Officer, Director
           J. Richard Garrett               Vice President & Treasurer
           John P. Ginnetti                 Executive Vice President
           Lynda Godkin                     General Counsel & Corporate
                                               Secretary
           Lois W. Grady                    Vice President
           David A. Hall                    Senior Vice President & Actuary
           Robert A. Kerzner                Vice President
           Kevin J. Kirk                    Vice President
           Andrew W. Kohnke                 Vice President
           Stephen M. Maher                 Vice President & Actuary
           William B. Malchodi, Jr.         Vice President & Director of Taxes
           Thomas M. Marra                  Executive Vice President, Director
           Robert F. Nolan                  Vice President
           Joseph J. Noto                   Vice President
           Leonard E. Odell, Jr.            Senior Vice President, Director
           Michael C. O'Halloran            Vice President & Associate General
                                               Counsel
           Craig R. Raymond                 Vice President & Chief Actuary
           Lowndes A. Smith                 President & Chief Operating Officer,
                                               Director
           Edward J. Sweeney                Vice President
           James E. Trimble                 Vice President & Actuary
           Raymond P. Welnicki              Senior Vice President, Director
           Walter C. Welsh                  Vice President
           James T. Westervelt              Senior Vice President & Group
                                               Comptroller
           Lizabeth H. Zlatkus              Vice President

       Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

           Filed herewith as Exhibit 16.

Item 27.   Number of Contract Owners

           As of March 31, 1997, there were __ Contract Owners of qualified Contracts and __ Contract Owners of non-qualified Contracts.

Item 28.   Indemnification

           Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrant's securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.

           The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.

           The directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to ITT Hartford Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the

           Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

   (a) HSD acts as principal underwriter for the following investment companies:

           Hartford Life Insurance Company - Separate Account One
           Hartford Life Insurance Company - Separate Account Two
           Hartford Life Insurance Company - Separate Account Two
              (DC Variable Account I)
           Hartford Life Insurance Company - Separate Account Two
              (DC Variable Account II)
           Hartford Life Insurance Company - Separate Account Two
              (QP Variable Account)
           Hartford Life Insurance Company - Separate Account Two
              (Variable Account "A")
           Hartford Life Insurance Company - Separate Account Two
              (NQ Variable Account)
           Hartford Life Insurance Company - Putnam Capital Manager
              Trust Separate Account
           Hartford Life Insurance Company - Separate Account Three
           Hartford Life Insurance Company - Separate Account Five
           ITT Hartford Life and Annuity Insurance Company -
              Separate Account One
           ITT Hartford Life and Annuity Insurance Company - Putnam
              Capital Manager Trust Separate Account Two
           ITT Hartford Life and Annuity Insurance Company -
              Separate Account Three
           ITT Hartford Life and Annuity Insurance Company -
              Separate Account Five
           ITT Hartford Life and Annuity Insurance Company -
              Separate Account Six
           American Maturity Life Insurance Company - Separate Account AMLVA

   (b)     Directors and Officers of HSD

           Name and Principal              Positions and Offices
            Business Address                 With Underwriter
           ------------------              ---------------------
           Lowndes A. Smith                President, Director
           John P. Ginnetti                Executive Vice President & Director
           Thomas M. Marra                 Executive Vice President & Director
           George R. Jay                   Controller
           Peter W. Cummins                Vice President
           Lynda Godkin                    General Counsel & Corporate Secretary
           Donald E. Waggaman, Jr.         Treasurer
           Michael Wilder                  Director

           Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.   Location of Accounts and Records

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.   Management Services

           All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 24 day of FEBRUARY, 1997.

HARTFORD LIFE INSURANCE COMPANY -
(DC VARIABLE ACCOUNT I)
    (Registrant)

*By:    /s/ John P. Ginnetti           *By:    /s/ Lynda Godkin
    ------------------------------         ---------------------------------
    John P. Ginnetti, Executive            Lynda Godkin
    Vice President                         Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
    (Depositor)

*By:    /s/ John P. Ginnetti
    ------------------------------
    John P. Ginnetti, Executive
    Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Ramani Ayer, Chairman &
    Chief Executive Officer, Director *
Bruce D. Gardner, Vice President,
    Director *
Joseph H. Gareau, Executive Vice
    President & Chief Investment
    Officer, Director *
John P. Ginnetti, Executive Vice
    President, Director *
Thomas M. Marra, Executive Vice           *By:   /s/ Lynda Godkin
    President, Director *                  ----------------------------
Leonard E. Odell, Jr., Senior                    Lynda Godkin
    Vice President, Director *                   Attorney-In-Fact
Lowndes A. Smith, President &
    Chief Operating Officer, Director *    Dated:   February 24, 1997
Raymond P. Welnicki, Senior Vice                  ---------------------
    President, Director *
Lizabeth H. Zlatkus, Vice President,
    Director *

                                EXHIBIT INDEX



           15.     Copy of Power of Attorney

           16.     Organizational Chart